INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2011 and 2010 is as follows (all amounts are approximate):

	December 31,
	2011	2010
Current income tax expense (benefit):
Federal	$-	$(257,000)
State	18,000	6,000
	18,000	(251,000)
Deferred income tax expense (benefit):
Federal	(294,000)	(437,000)
State	12,000	-
	(282,000)	(437,000)

Valuation allowance	364,000	767,000

Income tax expense	$100,000	$79,000

The Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010

Allowance for doubtful accounts	$86,000	$86,000
Inventory reserve and uniform capitalization	76,000	75,000
Accrued expenses and other liabilities	170,000	373,000
Unearned revenue	992,000	802,000
Net operating loss carryforward	-	1,245,000
Valuation allowance	(1,324,000)	(2,526,000)
Deferred tax assets - current	-	55,000

Other assets	4,000	4,000
Property and equipment	7,000	4,000
Intangibles	178,000	2,000
Net operating loss carryforward	1,671,000	-
Valuation allowance	(1,860,000)	(10,000)
Deferred tax assets - long term	-	-

Total net deferred tax asset	$-	$55,000

Goodwill	(18,000)	-

Total net deferred tax liability	$(18,000)	$-

A reconciliation of the United States statutory income tax rate to the effective income tax rate for the years ended December 31, 2011 and 2010 is as follows:

	December 31, 2011		December 31, 2010
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,723,000)	34.0	$(724,000)	34.0
State taxes	18,000	(0.4)	4,000	(0.2)
Permanent differences	1,426,000	(28.2)	270,000	(12.7)
Valuation allowance	364,000	(7.2)	767,000	(36.0)
Miscellaneous	15,000	(0.2)	(238,000)	11.2

Effective tax rate	$100,000	(2.0)	$79,000	(3.7)

The Company’s deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

The Company has net operating loss carryforwards available in certain jurisdictions to reduce future taxable income.  Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not.  This determination is based on the expectation that related operations will be sufficiently profitable or various tax business and other planning strategies will enable the Company to utilize the net operating loss carryforwards.  The Company’s evaluation of the realizability of deferred tax assets considers both positive and negative evidence.  The weight given to potential effects of positive and negative evidence is based on the extent to which it can be objectively verified.  For the years ended December 31, 2011 and 2010, the Company recorded a valuation allowance related to the temporary items as it was determined it is more likely than not that the Company will not be able to fully use the assets to reduce future tax liabilities.

Pursuant to Internal Revenue Code (IRC) Section 382, annual use of the Company's net operating loss carryforwards may be limited in the event a cumulative change in ownership of more than fifty percent occurs within a three-year period.  The Company has not completed an IRC 382 analysis regarding the limitation of net operating loss carryforwards.  When this analysis is finalized, the Company plans to update its unrecognized tax benefits accordingly.

At December 31, 2011, the Company had no unrecognized tax benefits recorded.  The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.  The Company will recognize any interest and penalties as a component of income tax expense.

Under the accounting for uncertain tax positions the Company has clarified the recognition threshold and measurement attributes for financial statement disclosure of tax positions taken, or expected to be taken, on a tax return.  The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority.  An uncertain tax position will not be recognized if it has a less than fifty percent likelihood of being sustained.

The Company continues to remain subject to examination by U.S. federal authority for the years 2009 through 2011 and for various state authorities for the years 2009 through 2011, with few exceptions.  For the years ended December 31, 2010 and 2011, there was no recognition of material uncertain tax positions required.

The Company is subject to U.S. federal income tax as well as income taxes in various state jurisdictions.